Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hybrid Securities [Line Items]
Hybrid securities	$ 354.6	$ 189.4
State and local government obligations
Hybrid Securities [Line Items]
Hybrid securities	0.0	3.5
Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	188.4	91.2
Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	34.8	2.6
Redeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 131.4	$ 92.1